Employee Benefit Plan ( Details) (USD $)	1 Months Ended	12 Months Ended
	Jan. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Employee Benefit Plan
Employee maximum contribution percentage	100.00%
Employer discretionary contribution amount	$ 0	$ 0	$ 0